Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 291,845	$ 42,447	¥ 378,054
Restricted cash	312,536	45,456	342,687
Short-term investments	37,170	5,406	37,220
Accounts receivable, net	1,623,559	236,137	2,142,188
Inventories	478,521	69,598	1,133,486
Prepayments to suppliers	302,107	43,940	487,672
Value-added tax recoverable, current	289,326	42,081	356,564
Amounts due from and prepayments to related parties	845,219	122,932	1,285,218
Prepaid expenses and other current assets	247,141	35,945	205,981
Total current assets	4,427,424	643,942	6,369,070
Amounts due from a related party	32,000	4,654	32,000	[1]
Investments in affiliated companies	177,556	25,824	188,895
Land, property, plant and equipment, net	2,782,109	404,641	2,687,909
Project assets	460,285	66,946	483,744
Land use rights	533,779	77,635	393,609
Intangible assets, net	57,943	8,427	57,860
Deferred tax assets	0	0	192
Value-added tax recoverable, non-current	64,413	9,368	67,819
Other assets	72,585	10,557	61,737
Total assets	8,608,094	1,251,994	10,342,835
Current liabilities:
Short-term borrowings, including medium-term notes past due, and current portion of medium-term notes and long-term debt	10,685,576	1,554,153	10,407,007
Accounts payable	2,078,396	302,290	2,321,561
Advances from customers	250,568	36,444	423,854
Amounts due to related parties	202,032	29,384	313,780	[1]
Accrued warranty liability	34,376	5,000	39,949
Short-term sales lease back and financing lease payable due to non-related parties	3,349	487	3,053
Short-term sales lease back and financing lease payable due to related parties	36,890	5,365	106,424
Interest payable, including past due	1,739,331	252,975	1,142,587
Payables to non-controlling interest holders	368,817	53,642	350,604
Payables in relation to Golden Sun Program	248,887	36,199	248,887
Other current liabilities and accrued expenses	640,668	93,181	678,003
Total current liabilities	16,288,890	2,369,120	16,035,709
Long-term debt, excluding current portion	796,857	115,898	920,292
Reserve for inventory purchase commitments	1,397,718	203,290	1,330,716
Accrued warranty liability, excluding current portion	786,765	114,430	848,953
Long-term sales lease back and financing lease payable due to third parties	5,346	778	8,300
Long-term sales lease back and financing lease payable due to related parties	225,654	32,820	220,915
Deferred government grants and other deferred income	676,163	98,344	748,909
Long-term payables to non-controlling interest holders	738,353	107,389	707,820
Deferred tax liabilities	8,804	1,280	13,305
Other liabilities	333	48	382
Total liabilities	20,924,883	3,043,397	20,835,301
Shareholders' deficit:
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2017 and 2018, respectively Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2017 and 2018, respectively	13,791	2,006	13,791
Additional paid-in capital	7,258,280	1,055,673	7,257,689
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2017 and 2018, respectively, at cost	(127,331)	(18,520)	(127,331)
Accumulated other comprehensive income/(losses)	(118,480)	(17,232)	119,592
Accumulated deficit	(20,332,185)	(2,957,194)	(18,746,454)
Total deficit attributable to Yingli Green Energy	(13,305,925)	(1,935,267)	(11,482,713)
Non-controlling interests	989,136	143,864	990,247
Total shareholders' deficit	(12,316,789)	(1,791,403)	(10,492,466)
Commitments and contingencies	0	0	0
Total liabilities and shareholders' deficit	¥ 8,608,094	$ 1,251,994	¥ 10,342,835

[1]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions are completed and were recorded in long-term portion of amounts due from a related party as of December 31, 2017 and 2018.